Segment information (Tables)	12 Months Ended
Feb. 01, 2014
Segment Reporting Information, By Segment

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Sales:
US	$3,517.6	$3,273.9	$3,034.1
UK	685.6	709.5	715.1
Other	6.0	—	—

Total sales	$4,209.2	$3,983.4	$3,749.2

Operating income (loss):
US	$553.2	$547.8	$478.0
UK	42.4	40.0	56.1
Other	(25.1)	(27.3)	(26.7)

Total operating income	$570.5	$560.5	$507.4

Depreciation and amortization:
US	$88.8	$75.9	$69.0
UK	21.4	23.5	23.4
Other	—	—	—

Total depreciation and amortization	$110.2	$99.4	$92.4

Capital additions:
US	$134.2	$110.9	$75.6
UK	18.4	23.1	22.2
Other	0.1	0.2	—

Total capital additions	$152.7	$134.2	$97.8

	February 1, 2014	February 2, 2013	January 28, 2012
(in millions)
Total assets:
US	$3,311.0	$2,979.2	$2,747.5
UK	484.6	449.9	427.3
Other	233.6	289.9	436.6

Total assets	$4,029.2	$3,719.0	$3,611.4

Total long-lived assets:
US	$423.6	$377.5	$305.8
UK	81.1	76.8	77.0
Other	9.7	0.7	0.6

Total long-lived assets	$514.4	$455.0	$383.4

Total liabilities:
US	$1,299.3	$1,243.4	$1,166.3
UK	139.3	116.9	146.2
Other	27.5	28.8	19.8

Total liabilities	$1,466.1	$1,389.1	$1,332.3

Sales By Product

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Diamonds and diamond jewelry	$2,552.1	$2,410.7	$2,183.3
Gold, silver jewelry, other products and services	1,236.9	1,116.5	1,133.5
Watches	420.2	456.2	432.4

Total sales	$4,209.2	$3,983.4	$3,749.2